HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

033-53692               Stag Variable Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-93319               Stag Accumulator Variable Universal Life (Series I)
333-07471               Stag Accumulator II / Stag Variable Life Artisan
333-83057               Stag Protector Variable Universal Life (Series I)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009

                         SUPPLEMENT TO YOUR PROSPECTUS

UNDER THE TABLE ENTITLED "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" OF YOUR PROSPECTUS, THE INFORMATION IS UPDATED TO REFLECT THE FOLLOWING:

                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                        SERVICE                               FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER               AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund -         0.450%              0.250%              0.100%              N/A
 - Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR                  NEW TOTAL
                                   OPERATING             EXPENSE                 OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT              EXPENSES
-----------------------------  --------------------------------------------------------------------
Putnam VT Money Market Fund -         0.800%                N/A                0.800%  (22)(23)(24)
 - Class IA

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7918